CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Common Stock CNY (¥) shares	Common Stock USD ($) shares	Treasury Stock CNY (¥)	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Cumulative effect of adoption of ASC 606 CNY (¥)	Cumulative effect of adoption of ASC 606 Accumulated Deficit CNY (¥)
Balance at Dec. 31, 2017	¥ (224,384)		¥ 26			¥ 13,689		¥ (3,289)		¥ (234,810)
Balance, Shares at Dec. 31, 2017 | shares			42,666,670	42,666,670
Net loss	(66,197)									(66,197)
Translation adjustments	11,689							11,689
Issuance of Class A common shares in connection with initial public offering	464,380		¥ 4			464,376
Issuance of Class A common shares in connection with initial public offering, Shares | shares			6,059,708	6,059,708
Conversion of all outstanding contingently redeemable convertible preferred shares to Class A common shares	401,691		¥ 18			357,222				44,451
Conversion of all outstanding contingently redeemable convertible preferred shares to Class A common shares, Shares | shares			27,867,937	27,867,937
Redemption of contingently redeemable convertible preferred shares	(6,915)									(6,915)
Accretion of contingently redeemable convertible preferred shares						84,652				(84,652)
Repurchased shares	(3,165)				¥ (3,165)
Repurchased shares, Shares | shares			(46,303)	(46,303)
Share-based compensation	24,561					24,561
Balance at Dec. 31, 2018	601,660		¥ 48		(3,165)	944,500		8,400		(348,123)
Balance, Shares at Dec. 31, 2018 | shares			76,548,012	76,548,012
Net loss	(109,841)									(109,841)
Translation adjustments	(2,037)							(2,037)
Exercise and vesting of share-based awards	3,676				38,725	(35,049)
Exercise and vesting of share-based awards , shares | shares			1,125,648	1,125,648
Repurchased shares	(37,559)				(37,559)
Repurchased shares, Shares | shares			(567,434)	(567,434)
Share-based compensation	47,284					47,284
Balance at Dec. 31, 2019	507,788		¥ 48		(1,999)	956,735		6,363		(453,359)
Balance, Shares at Dec. 31, 2019 | shares			77,106,226	77,106,226
Cumulative effect of adoption of ASC 606 (Note 2)	(453,359)
Net loss	(225,075)	$ (34,493)								(225,075)
Translation adjustments	4,450							4,450
Exercise and vesting of share-based awards	¥ 5,218		¥ 0		¥ 1,999	3,219
Exercise and vesting of share-based awards , shares | shares	1,252,489	1,252,489	1,286,133	1,286,133
Share-based compensation	¥ 28,858					28,858
Balance at Dec. 31, 2020	321,239	$ 49,233	¥ 48	$ 7		¥ 988,812	$ 151,542	¥ 10,813	$ 1,659	¥ (678,434)	$ (103,975)
Balance, Shares at Dec. 31, 2020 | shares			78,392,359	78,392,359
Cumulative effect of adoption of ASC 606 (Note 2)	¥ (678,434)	$ (103,975)										¥ 4,605	¥ 4,605